Consolidated Statements of Comprehensive Income [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax effect on unrecognized actuarial gain (loss)	$ (99)	$ 8	$ (125)